IMPAIRMENT TESTING - Impairment test of recoverable amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Reversals of impairment loss		$ 185.0
Discount rate	7.00%	7.50%	8.30%
CGU
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses	$ 5.5	$ 0.0
Reversals of impairment loss		$ 120.0
Discount rate		7.50%
Recoverable amount	$ 1,744.0	$ 1,883.0
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate	7.00%
Recoverable amount	$ 1,717.0
Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment losses	$ 5.5
Discount rate	7.00%
Recoverable amount	$ 27.0